Financial items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Financial items [Abstract]
Gains (losses) on net foreign exchange	$ (321)	$ 297	$ (82)	$ (24)	$ (94)	$ 224
Interest income and other financial items	262	(122)	145	140	355	746
Gains /(losses) derivative financial instruments	189	193	267	382	573	473
Interest and other financial expenses	(379)	(344)	(330)	(723)	(686)	(1,450)	[1]
Net financial items	(248)	$ 23	$ 0	(225)	$ 149	$ (7)	[1]
Payments of lease liabilities, classified as financing activities				687
Interest expense finance lease liabilities				64
Down payment of lease liabilities				623
Lease Liabilities	4,154			4,154
Current lease liabilities	1,139			1,139
Noncurrent leases	3,016			3,016
Commercial Papers Programme	99			99
Commercial Paper Program Limit	5,000			5,000
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 8,300			8,300
Maturities	bonds with maturities from 5 to 30 years
United States Dollar (USD) [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 6,500			6,500
Euro (EUR) [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,750			$ 1,750

[1]	Audited